Condensed Statements of Operations - USD ($)			3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses		$ 8,000	$ 263,928	$ 534,224
General and administrative expenses — related party			30,000	50,000
Loss from operations			(293,928)	(584,224)
Other income (expense)
Change in fair value of derivative warrant liabilities			3,225,000	5,160,000
Offering costs associated with derivative warrant liabilities				(575,330)
Income from investments held in Trust Account			8,193	8,727
Net income		$ (8,000)	$ 2,939,265	$ 4,009,173
Weighted average shares outstanding, basic and diluted (in Shares)	[1]	6,875,000
Basic and diluted net income per share (in Dollars per share)		$ 0.00
Class A Ordinary Shares
Other income (expense)
Weighted average shares outstanding, basic and diluted (in Shares)			32,500,000	32,500,000
Basic and diluted net income per share (in Dollars per share)			$ 0.00	$ 0.00
Class B Ordinary shares
Other income (expense)
Weighted average shares outstanding, basic and diluted (in Shares)			8,125,000	7,955,801
Basic and diluted net income per share (in Dollars per share)			$ 0.36	$ 0.50

[1]	This number excludes an aggregate of up to 1,031,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.